UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

U.S. Equity Research ETF (TSPA)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about U.S. Equity Research ETF (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research ETF	$37	0.34%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, a non-index position in lululemon athletica weighed on relative returns. Shares declined early in the period after management issued softer-than-expected first-quarter guidance, citing a slowdown in consumer spending. Concerns about the impact of tariffs and the company’s slowing growth pressured the stock.

  The U.S. Equity Research ETF invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/8/21	10,164	10,163	10,174
9/30/21	10,244	10,152	10,233
12/31/21	11,351	11,094	11,361
3/31/22	10,820	10,509	10,839
6/30/22	9,049	8,754	9,094
9/30/22	8,631	8,363	8,650
12/31/22	9,236	8,963	9,304
3/31/23	9,984	9,607	10,001
6/30/23	10,975	10,413	10,876
9/30/23	10,687	10,074	10,520
12/31/23	11,985	11,290	11,750
3/31/24	13,364	12,421	12,990
6/30/24	14,021	12,821	13,546
9/30/24	14,724	13,619	14,344
12/31/24	15,145	13,978	14,689
3/31/25	14,411	13,318	14,062
6/30/25	15,965	14,782	15,600
9/30/25	17,184	15,990	16,868
12/31/25	17,641	16,374	17,316

202505-4541202, 202601-5112531

ETF967-052 02/26

Average Annual Total Returns

Fund	1 Year	Since Inception 6/8/21
U.S. Equity Research ETF (Based on Net Asset Value)	16.48%	13.24%
Russell 3000 Index (Regulatory Benchmark)	17.15%	11.41%
S&P 500 Index (Strategy Benchmark)	17.88%	12.78%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,116,673
  Number of Portfolio Holdings317
  Investment Advisory Fees Paid (000s)$5,799
  Portfolio Turnover Rate43.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	14.0
Communication Services	10.2
Consumer Discretionary	10.2
Health Care	9.4
Industrials & Business Services	7.3
Consumer Staples	4.6
Energy	2.8
Utilities	2.3
Other	4.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.0%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	4.0
Broadcom	3.1
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research ETF (TSPA)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
T. ROWE PRICE
TSPA	U.S. Equity Research ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended				6/8/21(1) Through
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
NET ASSET VALUE
Beginning of period	$ 36.92	$ 29.36	$ 22.72	$ 28.25	$ 25.00
Investment activities
Net investment income(2)(3)	0.32	0.32	0.31	0.26	0.14
Net realized and unrealized gain/loss	5.77	7.42	6.45	(5.53)	3.23
Total from investment activities	6.09	7.74	6.76	(5.27)	3.37
Distributions
Net investment income	(0.27)	(0.18)	(0.12)	(0.23)	(0.12)
Net realized gain	-	-	-	(0.03)	-
Total distributions	(0.27)	(0.18)	(0.12)	(0.26)	(0.12)
NET ASSET VALUE
End of period	$ 42.74	$ 36.92	$ 29.36	$ 22.72	$ 28.25

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended				6/8/21(1) Through
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	16.48%	26.37%	29.77%	(18.64)%	13.51%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.34%	0.34%	0.34%	0.34%	0.34%(5)
Net expenses after waivers/payments by Price Associates	0.34%	0.34%	0.34%	0.34%	0.34%(5)
Net investment income	0.81%	0.90%	1.18%	1.05%	0.92%(5)
Portfolio turnover rate(6)	43.6%	43.5%	42.2%	39.9%	13.0%
Net assets, end of period (in thousands)	$ 2,116,673	$ 1,056,386	$ 95,116	$ 23,064	$ 23,165

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

December 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 10.2%
Diversified Telecommunication Services 0.0%
AT&T	15,552	386
		386
Entertainment 1.2%
Electronic Arts	2,404	491
Liberty Media-Liberty Formula One, Class C (1)	9,976	983
Netflix (1)	158,537	14,865
Spotify Technology (1)	1,916	1,113
TKO Group Holdings	17,236	3,602
Walt Disney	32,744	3,725
		24,779
Interactive Media & Services 8.1%
Alphabet, Class A	142,413	44,575
Alphabet, Class C	227,707	71,454
Meta Platforms, Class A	83,397	55,050
Pinterest, Class A (1)	19,576	507
		171,586
Media 0.1%
Comcast, Class A	30,291	906
Trade Desk, Class A (1)	14,206	539
		1,445
Wireless Telecommunication Services 0.8%
T-Mobile US	90,474	18,370
		18,370
Total Communication Services		216,566

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER DISCRETIONARY 10.2%
Automobiles 2.3%
General Motors	43,216	3,514
Tesla (1)	99,550	44,770
		48,284
Broadline Retail 4.0%
Amazon.com (1)	362,427	83,656
eBay	4,951	431
		84,087
Distributors 0.0%
Pool	1,400	320
		320
Hotels, Restaurants & Leisure 1.8%
Airbnb, Class A (1)	6,300	855
Booking Holdings	1,396	7,476
Chipotle Mexican Grill (1)	113,661	4,206
Darden Restaurants	3,304	608
Domino's Pizza	1,941	809
DoorDash, Class A (1)	16,773	3,799
Hilton Worldwide Holdings	16,349	4,696
Las Vegas Sands	21,109	1,374
McDonald's	32,844	10,038
Royal Caribbean Cruises	11,653	3,250
Wingstop	4,505	1,074
		38,185
Household Durables 0.1%
NVR (1)	396	2,888
		2,888

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Specialty Retail 1.9%
AutoZone (1)	923	3,130
Carvana (1)	8,628	3,641
Home Depot	41,386	14,241
Lowe's	18,734	4,518
O'Reilly Automotive (1)	44,219	4,033
Ross Stores	23,313	4,200
TJX	32,962	5,063
Ulta Beauty (1)	2,490	1,507
		40,333
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Class B	16,510	1,052
		1,052
Total Consumer Discretionary		215,149
CONSUMER STAPLES 4.6%
Beverages 1.0%
Coca-Cola	168,024	11,747
Keurig Dr Pepper	85,235	2,387
Monster Beverage (1)	31,922	2,447
PepsiCo	34,252	4,916
		21,497
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale	15,810	13,634
Target	4,300	420
Walmart	166,390	18,538
		32,592
Food Products 0.2%
Lamb Weston Holdings	24,537	1,028
Magnum Ice Cream (1)	9,263	147
Mondelez International	37,755	2,032

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Tyson Foods, Class A	11,844	694
		3,901
Household Products 0.9%
Colgate-Palmolive	55,295	4,369
Kimberly-Clark	3,505	354
Procter & Gamble	94,298	13,514
		18,237
Personal Care Products 0.3%
elf Beauty (1)	10,937	832
Estee Lauder, Class A	24,641	2,580
Kenvue	61,811	1,066
Unilever, ADR (2)	41,179	2,693
		7,171
Tobacco 0.6%
Altria Group	49,206	2,837
Philip Morris International	64,226	10,302
		13,139
Total Consumer Staples		96,537
ENERGY 2.8%
Energy Equipment & Services 0.2%
Baker Hughes	37,711	1,717
SLB	78,284	3,005
		4,722
Oil, Gas & Consumable Fuels 2.6%
Chevron	80,104	12,209
ConocoPhillips	74,406	6,965
Diamondback Energy	17,319	2,604
EOG Resources	17,990	1,889
EQT	28,846	1,546
Expand Energy	11,096	1,225

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Exxon Mobil	133,457	16,060
Marathon Petroleum	13,035	2,120
Targa Resources	16,663	3,074
Valero Energy	15,342	2,497
Williams	81,992	4,929
		55,118
Total Energy		59,840
FINANCIALS 14.0%
Banks 3.9%
Bank of America	309,658	17,031
Citigroup	115,633	13,493
East West Bancorp	19,520	2,194
Fifth Third Bancorp	50,506	2,364
Huntington Bancshares	126,742	2,199
JPMorgan Chase	94,127	30,330
KeyCorp	83,554	1,725
Popular	7,041	877
Truist Financial	11,075	545
U.S. Bancorp	118,712	6,334
Wells Fargo	39,244	3,658
Western Alliance Bancorp	13,336	1,121
		81,871
Capital Markets 3.5%
Ares Management	19,523	3,156
Bank of New York Mellon	37,057	4,302
Blackrock	5,490	5,876
Blackstone	14,798	2,281
Cboe Global Markets	2,386	599
Charles Schwab	102,772	10,268
CME Group	21,114	5,766
Goldman Sachs Group	8,603	7,562
Intercontinental Exchange	9,688	1,569

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
KKR	35,411	4,514
Moody's	8,387	4,284
Morgan Stanley	38,577	6,849
MSCI	2,800	1,606
Robinhood Markets, Class A (1)	21,198	2,397
S&P Global	10,680	5,581
State Street	11,244	1,451
TPG	27,989	1,787
Tradeweb Markets, Class A	37,539	4,037
		73,885
Consumer Finance 0.5%
American Express	19,333	7,152
Capital One Financial	15,704	3,806
		10,958
Financial Services 4.1%
Apollo Global Management	18,893	2,735
Berkshire Hathaway, Class B (1)	43,561	21,896
Block (1)	80,909	5,266
Corebridge Financial	40,946	1,235
Corpay (1)	17,074	5,138
Equitable Holdings	51,314	2,445
Fiserv (1)	10,489	705
Global Payments	590	46
Klarna Group (1)	9,395	272
Mastercard, Class A	32,575	18,596
Rocket, Class A	72,816	1,410
Visa, Class A	70,817	24,836
Voya Financial	34,784	2,591
		87,171
Insurance 2.0%
Allstate	34,094	7,097

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
American International Group	61,288	5,243
Arthur J. Gallagher	2,400	621
Axis Capital Holdings	10,602	1,135
Chubb	33,333	10,404
Hartford Insurance Group	19,656	2,709
Marsh & McLennan	38,319	7,109
MetLife	63,925	5,046
Progressive	14,545	3,312
RenaissanceRe Holdings	3,529	992
		43,668
Total Financials		297,553
HEALTH CARE 9.4%
Biotechnology 1.7%
AbbVie	55,898	12,772
Amgen	4,045	1,324
BeOne Medicines, ADR (1)	7,732	2,349
Gilead Sciences	72,965	8,956
Regeneron Pharmaceuticals	4,761	3,675
Vertex Pharmaceuticals (1)	15,408	6,985
		36,061
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	74,995	9,396
Boston Scientific (1)	52,813	5,036
Edwards Lifesciences (1)	10,585	902
IDEXX Laboratories (1)	2,730	1,847
Intuitive Surgical (1)	17,626	9,983
Medkine, Class A (1)	28,393	1,192
Medtronic	21,086	2,025
ResMed	8,057	1,941
Stryker	18,097	6,361
Zimmer Biomet Holdings	13,909	1,251
		39,934

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Providers & Services 1.6%
Cardinal Health	12,581	2,586
Cencora	10,319	3,485
Centene (1)	27,564	1,134
Cigna	12,026	3,310
CVS Health	60,727	4,819
Elevance Health	4,505	1,579
McKesson	3,019	2,477
Quest Diagnostics	5,642	979
Tenet Healthcare (1)	15,093	2,999
UnitedHealth Group	35,122	11,594
		34,962
Life Sciences Tools & Services 1.1%
Danaher	35,775	8,190
IQVIA Holdings (1)	5,029	1,133
Mettler-Toledo International (1)	659	919
Thermo Fisher Scientific	17,686	10,248
Waters (1)	2,100	798
West Pharmaceutical Services	4,244	1,168
		22,456
Pharmaceuticals 3.1%
Bristol-Myers Squibb	15,853	855
Eli Lilly	30,967	33,280
Johnson & Johnson	76,231	15,776
Merck	94,515	9,949
Pfizer	87,626	2,182
Viatris	263,580	3,281
Zoetis	7,793	980
		66,303
Total Health Care		199,716

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 7.3%
Aerospace & Defense 1.9%
Boeing (1)	38,175	8,289
GE Aerospace	46,434	14,303
Howmet Aerospace	21,102	4,326
L3Harris Technologies	10,968	3,220
Northrop Grumman	10,090	5,754
RTX	17,929	3,288
TransDigm Group	1,547	2,057
		41,237
Building Products 0.4%
Carrier Global	34,527	1,825
Johnson Controls International	28,036	3,357
Trane Technologies	8,536	3,322
		8,504
Commercial Services & Supplies 0.3%
Cintas	15,044	2,829
Veralto	3,688	368
Waste Connections	11,557	2,027
Waste Management	10,607	2,330
		7,554
Construction & Engineering 0.1%
API Group (1)	45,317	1,734
		1,734
Electrical Equipment 0.6%
AMETEK	4,100	842
Emerson Electric	11,641	1,545
GE Vernova	4,411	2,883
Hubbell	7,938	3,525

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Vertiv Holdings, Class A	23,374	3,787
		12,582
Ground Transportation 0.9%
Canadian National Railway	22,949	2,268
CSX	141,561	5,132
Old Dominion Freight Line	31,870	4,997
Saia (1)	11,334	3,701
Uber Technologies (1)	16,536	1,351
Union Pacific	3,933	910
		18,359
Industrial Conglomerates 0.3%
3M	13,658	2,187
Honeywell International	17,480	3,410
		5,597
Machinery 2.2%
Caterpillar	21,752	12,461
Cummins	5,407	2,760
Deere	14,114	6,571
Dover	16,193	3,162
Esab	17,427	1,947
Fortive	70,312	3,882
Ingersoll-Rand	22,015	1,744
Middleby (1)	16,024	2,382
PACCAR	24,388	2,671
Parker-Hannifin	8,498	7,469
Stanley Black & Decker	10,800	802
Xylem	7,164	976
		46,827
Passenger Airlines 0.1%
United Airlines Holdings (1)	17,718	1,981
		1,981

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 0.3%
Automatic Data Processing	1,902	489
Booz Allen Hamilton	6,947	586
Dayforce (1)	5,996	415
Equifax	7,629	1,655
Verisk Analytics	10,923	2,443
		5,588
Trading Companies & Distributors 0.2%
SiteOne Landscape Supply (1)	9,006	1,122
WW Grainger	2,903	2,929
		4,051
Total Industrials & Business Services		154,014
INFORMATION TECHNOLOGY 35.1%
Communications Equipment 0.7%
Arista Networks (1)	45,183	5,920
Cisco Systems	115,355	8,886
		14,806
Electronic Equipment, Instruments & Components 1.3%
Amphenol, Class A	52,000	7,027
CDW	5,433	740
Corning	28,264	2,475
Keysight Technologies (1)	31,610	6,423
TE Connectivity	25,996	5,914
Teledyne Technologies (1)	8,791	4,490
		27,069
IT Services 0.8%
Accenture, Class A	22,794	6,116
International Business Machines	35,473	10,507
		16,623

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 14.8%
Advanced Micro Devices (1)	74,288	15,910
Analog Devices	5,900	1,600
Applied Materials	20,699	5,319
Broadcom	186,847	64,668
First Solar (1)	6,329	1,653
Intel (1)	162,531	5,997
KLA	8,363	10,162
Lam Research	52,165	8,930
Marvell Technology	16,075	1,366
Microchip Technology	5,900	376
Micron Technology	41,319	11,793
Monolithic Power Systems	7,185	6,512
NVIDIA	906,091	168,986
QUALCOMM	44,934	7,686
Teradyne	11,888	2,301
Texas Instruments	6,700	1,162
		314,421
Software 10.3%
Adobe (1)	9,336	3,268
AppLovin, Class A (1)	12,299	8,287
Autodesk (1)	4,526	1,340
Crowdstrike Holdings, Class A (1)	9,328	4,373
Datadog, Class A (1)	27,872	3,790
Descartes Systems Group (1)	30,229	2,650
Fair Isaac (1)	497	840
Fortinet (1)	41,269	3,277
HubSpot (1)	1,312	527
Intuit	10,812	7,162
Microsoft	275,649	133,309
Oracle	60,418	11,776
Palantir Technologies, Class A (1)	83,596	14,859

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Palo Alto Networks (1)	34,636	6,380
PTC (1)	8,869	1,545
Salesforce.com	22,841	6,051
ServiceNow (1)	39,287	6,018
Synopsys (1)	2,200	1,034
Workday (1)	5,061	1,087
		217,573
Technology Hardware, Storage & Peripherals 7.2%
Apple	528,002	143,542
Dell Technologies, Class C	8,246	1,038
Sandisk (1)	4,266	1,013
Seagate Technology Holdings	12,622	3,476
Western Digital	15,122	2,605
		151,674
Total Information Technology		742,166
MATERIALS 1.9%
Chemicals 0.9%
CF Industries Holdings	9,908	766
Corteva	23,643	1,585
Dow	15,874	371
Ecolab	10,594	2,781
Linde	22,731	9,692
Mosaic	18,592	448
RPM International	3,029	315
Sherwin-Williams	9,587	3,107
		19,065
Construction Materials 0.3%
CRH	23,500	2,933
Martin Marietta Materials	4,300	2,677
Vulcan Materials	1,815	518
		6,128

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Containers & Packaging 0.2%
Ball	30,262	1,603
International Paper	56,371	2,221
Packaging of America	3,599	742
		4,566
Metals & Mining 0.4%
Agnico Eagle Mines	3,145	533
Franco-Nevada	15,510	3,215
Freeport-McMoRan	48,882	2,483
Steel Dynamics	13,763	2,332
		8,563
Paper & Forest Products 0.1%
West Fraser Timber (2)	21,274	1,300
		1,300
Total Materials		39,622
REAL ESTATE 1.7%
Health Care REITs 0.3%
Ventas, REIT	13,665	1,057
Welltower, REIT	26,947	5,002
		6,059
Industrial REITs 0.4%
Prologis, REIT	40,651	5,189
Rexford Industrial Realty, REIT	75,300	2,916
		8,105
Office REITs 0.0%
BXP, REIT (2)	11,999	810
		810
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	16,405	2,638

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CoStar Group (1)	5,237	352
		2,990
Residential REITs 0.2%
AvalonBay Communities, REIT	7,255	1,315
Equity LifeStyle Properties, REIT	6,788	412
Essex Property Trust, REIT	5,650	1,479
Sun Communities, REIT	6,289	779
		3,985
Retail REITs 0.2%
Kimco Realty, REIT	33,608	681
Regency Centers, REIT	12,873	888
Simon Property Group, REIT	9,274	1,717
		3,286
Specialized REITs 0.5%
American Tower, REIT	26,144	4,590
CubeSmart, REIT	30,941	1,115
Equinix, REIT	5,441	4,169
Public Storage, REIT	6,954	1,805
		11,679
Total Real Estate		36,914
UTILITIES 2.3%
Electric Utilities 1.4%
Alliant Energy	52,578	3,418
Constellation Energy	10,456	3,694
NextEra Energy	106,236	8,529
PG&E	259,733	4,174
Southern	39,765	3,467
Xcel Energy	75,913	5,607
		28,889

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Gas Utilities 0.1%
Atmos Energy	15,985	2,679
		2,679
Independent Power & Renewable Electricity Producer 0.1%
Vistra	17,453	2,816
		2,816
Multi-Utilities 0.7%
Ameren	16,708	1,668
CMS Energy	24,081	1,684
Consolidated Edison	35,630	3,539
DTE Energy	14,089	1,817
Sempra	53,471	4,721
		13,429
Total Utilities		47,813
Total Common Stocks (Cost $1,750,638)		2,105,890
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 3.74% (3)	10,705,189	10,705
Total Short-Term Investments (Cost $10,705)		10,705

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4)	3,636,621	3,637
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		3,637
Total Securities Lending Collateral (Cost $3,637)		3,637
Total Investments in Securities 100.2% of Net Assets (Cost $1,764,980)		$2,120,232

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 12/31/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	3,637
	Total			$3,637^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,637.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

December 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,764,980)	$2,120,232
Receivable for shares sold	1,496
Dividends receivable	1,086
Receivable for investment securities sold	313
Cash	282
Other assets	1
Total assets	2,123,410
Liabilities
Obligation to return securities lending collateral	3,637
Payable for investment securities purchased	2,492
Investment management and administrative fees payable	608
Total liabilities	6,737
NET ASSETS	$2,116,673
Net Assets Consists of:
Total distributable earnings (loss)	$314,213
Paid-in capital applicable to 49,530,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	1,802,460
NET ASSETS	$2,116,673
NET ASSET VALUE PER SHARE	$42.74
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $22)	$19,598
Securities lending	3
Total income	19,601
Investment management and administrative expense	5,799
Net investment income	13,802
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(29,812)
In-kind redemptions	29,991
Net realized gain	179
Change in net unrealized gain / loss on securities	273,061
Net realized and unrealized gain / loss	273,240
INCREASE IN NET ASSETS FROM OPERATIONS	$287,042
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	12/31/25	12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$13,802	$5,305
Net realized gain	179	34,468
Change in net unrealized gain / loss	273,061	73,280
Increase in net assets from operations	287,042	113,053
Distributions to shareholders
Net earnings	(13,159)	(5,160)
Capital share transactions*
Shares sold	914,888	1,008,789
Shares redeemed	(128,484)	(155,412)
Increase in net assets from capital share transactions	786,404	853,377
Net Assets
Increase during period	1,060,287	961,270
Beginning of period	1,056,386	95,116
End of period	$2,116,673	$1,056,386
*Share information (000s)
Shares sold	24,075	29,520
Shares redeemed	(3,155)	(4,150)
Increase in shares outstanding	20,920	25,370
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity Research ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.
The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. In order to provide market participants with information on the fund’s investments, the fund publishes a “Proxy Portfolio” on its website daily. A Proxy Portfolio is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund does disclose its full portfolio holdings on a quarterly basis, similar to mutual funds.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On December 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $4,166,000; the aggregate value of collateral was $4,268,000 and consisted of cash collateral and related investments of $3,637,000 and U.S. government securities of $632,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $749,205,000 and $739,353,000, respectively, for the year ended December 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $882,740,000 and $110,421,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	December 31,	December 31,
	2025	2024
Ordinary income (including short-term capital gains, if any)	$13,159	$5,160
At December 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$1,770,923
Unrealized appreciation	$381,738
Unrealized depreciation	(32,429)
Net unrealized appreciation (depreciation)	$349,309

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$349,309
Loss carryforwards and deferrals	(35,095)
Other temporary differences	(1)
Total distributable earnings (loss)	$314,213
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.34% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price Fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 1% of the fund’s outstanding shares were held by Price Funds and accounts.
Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Fund does not pay investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 845,632 shares of the fund, representing 2% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of December 31, 2025.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price U.S. Equity Research ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Equity Research ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the years ended December 31, 2025, 2024, 2023 and 2022 and for the period June 8, 2021 (inception) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the years ended December 31, 2025, 2024, 2023 and 2022 and for the period June 8, 2021 (inception) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $17,813,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $17,055,000 of the fund’s income qualifies for the dividends-received deduction.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF967-050 02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026